AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION
ON JANUARY 5, 2026

File No. 333-273398
File No. 811-23890

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	/X/
POST-EFFECTIVE AMENDMENT NO. 19	/X/
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 22	/X/

NOMURA ETF TRUST
(Exact Name of Registrant as Specified in Charter)

100 Independence, 610 Market Street
Philadelphia, PA 19106-2354
(Address of Principal Executive Offices, Zip Code)

(800) 523-1918
(Registrant’s Telephone Number, including Area Code)

David F. Connor, Esq.
100 Independence, 610 Market Street
Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Copy to:

Sean Graber, Esquire
Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

/ / Immediately upon filing pursuant to paragraph (b)
/X/ On February 5, 2026 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / On [date] pursuant to paragraph (a) of Rule 485
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 19 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate February 5, 2026 as the new effective date for Post-Effective Amendment No. 15, which was filed with the Securities and Exchange Commission (the “SEC”) on October 6, 2025 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001206774-25-000707) for the purpose of introducing the Nomura Focused Mid Cap Growth ETF (the “Fund”), a series of Nomura ETF Trust.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 15.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of Post-Effective Amendment No. 15.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 15.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 19 to Registration Statement No. 333-273398 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania on the 5th day of January, 2026.

NOMURA ETF TRUST

By:	/s/ Anthony Caruso
Anthony Caruso President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Anthony Caruso	President/Chief Executive Officer	January 5, 2026
Anthony Caruso	(Principal Executive Officer)

Beata Kirr*	Trustee	January 5, 2026
Beata Kirr

Brian A. Swain*	Trustee	January 5, 2026
Brian A. Swain

Richard Salus*	Chief Financial Officer	January 5, 2026
Richard Salus	(Principal Financial Officer)

*By:	/s/ Catherine A. DiValentino
Catherine A. DiValentino
Vice President, General Counsel and Secretary As Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney incorporated herein by reference)